Investor P [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investor P | BlackRock LifePath Index 2065 Fund | Investor P Shares
Prospectus [Line Items]
Annual Return [Percent]	21.33%	16.01%	21.21%	(18.51%)	18.52%	15.12%